Supplement to the

Fidelity® Convertible Securities Fund (FCVSX), Fidelity Equity Dividend Income Fund (FEQTX), Fidelity Growth Company Fund (FDGRX), Fidelity Growth Strategies Fund (FDEGX), Fidelity Independence Fund (FDFFX), and Fidelity New Millennium Fund® (FMILX)

Fidelity Convertible Securities Fund is a Class of shares of Fidelity Convertible Securities Fund;
Fidelity Equity Dividend Income Fund is a Class of shares of Fidelity Equity Dividend Income Fund;
Fidelity Growth Company Fund is a Class of shares of Fidelity Growth Company Fund;
Fidelity Growth Strategies Fund is a Class of shares of Fidelity Growth Strategies Fund; and
Fidelity Independence Fund is a Class of shares of Fidelity Independence Fund

Funds of Fidelity Financial Trust and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 39.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	James C. Curvey	Ronald P. O'Hanley
Fidelity Convertible Securities Fund	none	none
Fidelity Equity Dividend Income Fund	none	none
Fidelity Growth Company Fund	none	none
Fidelity Growth Strategies Fund	none	none
Fidelity Independence Fund	none	none
Fidelity New Millennium Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Alan J. Lacy	Ned C. Lautenbach	Joseph Mauriello
Fidelity Convertible Securities Fund	none	none	none	none
Fidelity Equity Dividend Income Fund	none	none	none	none
Fidelity Growth Company Fund	over $100,000	over $100,000	over $100,000	none
Fidelity Growth Strategies Fund	none	none	none	none
Fidelity Independence Fund	none	none	none	none
Fidelity New Millennium Fund	none	none	none	over $100,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Robert W. Selander	Cornelia M. Small	William S. Stavropoulos	David M. Thomas
Fidelity Convertible Securities Fund	none	$50,001 - $100,000	none	over $100,000
Fidelity Equity Dividend Income Fund	none	none	none	over $100,000
Fidelity Growth Company Fund	none	none	over $100,000	none
Fidelity Growth Strategies Fund	none	none	none	none
Fidelity Independence Fund	none	over $100,000	none	none
Fidelity New Millennium Fund	none	$50,001 - $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
FFVSB-14-01  December 16, 2014
1.800200.116

Supplement to the

Fidelity® Equity Dividend Income Fund Class K (FETKX), Fidelity Growth Company Fund Class K (FGCKX),
Fidelity Growth Strategies Fund Class K (FAGKX), Fidelity Independence Fund Class K (FDFKX), and
Fidelity Value Strategies Fund Class K (FVSKX)

Fidelity Value Strategies Fund Class K is a Class of shares of Fidelity Advisor® Value Strategies Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 38.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	James C. Curvey	Ronald P. O'Hanley
Fidelity Advisor Value Strategies Fund	none	none
Fidelity Equity Dividend Income Fund	none	none
Fidelity Growth Company Fund	none	none
Fidelity Growth Strategies Fund	none	none
Fidelity Independence Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Alan J. Lacy	Ned C. Lautenbach	Joseph Mauriello
Fidelity Advisor Value Strategies Fund	none	none	none	none
Fidelity Equity Dividend Income Fund	none	none	none	none
Fidelity Growth Company Fund	over $100,000	over $100,000	over $100,000	none
Fidelity Growth Strategies Fund	none	none	none	none
Fidelity Independence Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Robert W. Selander	Cornelia M. Small	William S. Stavropoulos	David M. Thomas
Fidelity Advisor Value Strategies Fund	none	none	none	none
Fidelity Equity Dividend Income Fund	none	none	none	over $100,000
Fidelity Growth Company Fund	none	none	over $100,000	none
Fidelity Growth Strategies Fund	none	none	none	none
Fidelity Independence Fund	none	over $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
K-COM11B-14-01  December 16, 2014
1.881475.108